Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments
At December 31, 2017, commitments for programming and talent and purchase obligations not recorded on the balance sheet, and other long-term contractual obligations recorded on the balance sheet were payable as follows:

	Programming and Talent	Purchase Obligations	Other Long-Term Contractual Obligations
2018	$2,281	$218	$—
2019	2,310	226	661
2020	1,753	197	420
2021	1,692	56	256
2022	1,584	22	169
2023 and thereafter	794	71	328
Total	$10,414	$790	$1,834
At December 31, 2017, future minimum rental payments under noncancellable operating leases with terms in excess of one year and payments under capital leases are as follows:

	Leases
	Capital	Operating
2018	$19	$155
2019	14	129
2020	13	111
2021	11	104
2022	5	96
2023 and thereafter	—	527
Total minimum payments	$62	$1,122
Less amounts representing interest	5
Present value of minimum payments	$57